Fixed Assets (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 743,962	$ 128,870
Property, Plant and Equipment, Gross	6,863,920	4,661,541
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 0	$ 2,315,803